Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Other assets
Schedule of other non-current assets

	31 December	31 December
Other non-current assets	2022	2021
Advances given for property, plant and equipment	2,528,736	1,469,943
Deposits and guarantees given	374,454	267,630
Prepaid expenses	267,827	367,778
VAT receivable	50,666	27,975
Others	36,222	589
	3,257,905	2,133,915

Schedule of other current assets

Other current assets	31 December 2022	31 December 2021
VAT receivable	585,060	148,902
Prepaid expenses	457,493	324,043
Prepaid taxes	446,892	322,000
Blocked deposits	162,593	—
Receivables from the Ministry of Transport and Infrastructure of Turkiye	137,734	503,989
Advances given to suppliers	112,590	178,623
Receivables from tax office	1,904	20,166
Others	32,125	52,195
	1,936,391	1,549,918